Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash	$ 195,051	$ 53,722
Accounts receivable	2,096	71,394
Prepaid rent	3,144	10,084
Total Assets	200,291	135,200
Current Liabilities:
Other payables and accruals
Total Current Liabilities
Loans payable - related party		80,800
Total Liabilities		80,800
Stockholders' Equity (Deficit):
Common Stock par value $0.001 500,000,000 shares authorized, 117,817,319 and 95,393,976 shares issued, respectively	117,817	95,394
Additional paid in capital	27,763,019	22,186,186
Common stock to be issued	25,000	842,500
Accumulated deficit	(27,705,545)	(23,069,680)
Total Stockholders' Equity (Deficit)	200,291	54,400
Total Liabilities and Stockholders' Equity	$ 200,291	$ 135,200